Warrants (Details) - Schedule of Fair Value Changes of the Series A Warrants	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value Changes of the Series A Warrants [Abstract]
Balance as of December 31, 2022
Initial measurement	1,287,173
Change in fair value	277,600
Balance as of December 31, 2023	$ 1,564,773